SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
Summary of information by business segments

Summarized information by business segments for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year Ended December 31, 2011
	Video processor business	Video surveillance solution business	Intersegment elimination*	Consolidated

Revenue	47,857	12,083	(968)	58,972
Cost of revenue	(30,714)	(8,713)	968	(38,459)
Gross profit	17,143	3,370	—	20,513
Unallocated operating expenses				(49,134)
Unallocated non-operating income, net				4,360
Loss before income taxes				(24,261)

* The intersegment eliminations represented products sold between Vimicro Hong Kong, Vimicro China and Vimicro Tianjin in 2011. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

	Year Ended December 31, 2012
	Video processor business	Video surveillance solution business	Intersegment elimination**	Consolidated

Revenue	53,435	17,760	(8)	71,187
Cost of revenue	(30,603)	(14,551)	8	(45,146)
Gross profit	22,832	3,209	—	26,041
Unallocated operating expenses				(31,747)
Unallocated non-operating income, net				1,856
Loss before income taxes				(3,850)

** The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2012. Video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

	Year Ended December 31, 2013
	Video processor business	Video surveillance solution business	Intersegment Elimination***	Consolidated

Revenue	22,078	43,791	(1,344)	64,525
Cost of revenue	(14,242)	(29,243)	1,344	(42,141)
Gross profit	7,836	14,548	—	22,384
Unallocated operating expenses				(33,258)
Unallocated non-operating income, net				1,445
Loss before income taxes expense				(9,429)

*** The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2013. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

Schedule of revenue attributed by country of domicile of the entity
	Years Ended December 31
	2011	2012	2013
Revenue distribution
Mainland China	12,010	18,186	44,115
Hong Kong	46,962	53,001	20,410
	58,972	71,187	64,525

Summary of information regarding the distribution of long-lived assets by geographic region
	As of December 31
	2012	2013
Long-lived assets
Mainland China	40,349	47,300
Hong Kong	318	1,058
U.S.A.	155	133
	40,822	48,491

Summary of the Group's revenues for each product class

	Years Ended December 31
	2011	2012	2013
Video processor business segment:
PC camera processor	46,974	53,011	20,401
Surveillance processor	—	—	1,670
Other products	883	424	7
Sub-total	47,857	53,435	22,078
Video surveillance solutions business segment:	12,083	17,760	43,791
Intersegment elimination	(968)	(8)	(1,344)
Total multimedia business	58,972	71,187	64,525